Financial Assets And Liabilities - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 186,403	$ 77,351
Trade receivables [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	186,473	77,392
Trade receivables [member] | Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	183,186	74,391
Trade receivables [member] | Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,217	2,960
Trade receivables [member] | Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	70	41
Trade receivables [member] | Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(70)	(41)
Trade receivables [member] | Expected Credit Loss [Member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Trade receivables [member] | Expected Credit Loss [Member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Trade receivables [member] | Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (70)	$ (41)